INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2020	2019
Balance at beginning of year	$4,967	$4,591
Share of earnings for the year	131	224
Foreign currency translation and other	(245)	(62)
Share of other comprehensive income	7	54
Distributions	(167)	(254)
Disposition of interest(1),(2)	—	(135)
Held for sale(2)	—	(38)
Change in basis of accounting(3)	466	—
Acquisitions(4),(5),(6),(7)	369	587
Balance at end of year(8)	$5,528	$4,967

(1)In June 2019, Brookfield Infrastructure sold its 40% interest in its European port operation to a third party for $135 million.
(2)In July 2020, Brookfield Infrastructure sold its 11% interest in its Texas electricity transmission operation for total consideration, net of tax, of approximately $60 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $20 million. The investment was classified as held for sale effective December 31, 2019.
(3)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Our 49% retained interest was remeasured using the initial public offering price of $466 million. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity. Refer to Note 5, Disposition of Businesses, for further details.
(4)In March 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a Brazilian data center operation, Ascenty Participacoes S.A (“Ascenty”), for approximately $190 million. Brookfield maintains 50% of the voting rights of Ascenty in a joint venture with Digital Realty Trust Inc. Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity. Subsequent to the initial acquisition, Brookfield Infrastructure has made additional injections into the business to fund growth capital expenditures.
(5)In July 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a New Zealand integrated data provider, Vodafone New Zealand (“VNZ”) for approximately $170 million. Brookfield maintains 50% of the voting rights of VNZ in a joint venture with Infratil Limited. Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity.
(6)Brookfield Infrastructure acquired a 13% interest in Ramones II Norte (“Norte”) on October 7, 2019 and an 11% interest in Ramones II Sur (“Sur”) on October 21, 2019, collectively the regulated natural gas transmission business in Mexico (“Los Ramones”), for approximately $140 million. Brookfield maintains 50% of the voting rights in Norte and 45% of the voting rights in Sur. Brookfield Infrastructure has joint control of Los Ramones through its ownership interest and governance rights.
(7)In September 2020, Brookfield Infrastructure, acquired an effective 6% interest in a U.S. LNG export terminal (“Sabine Pass”), Cheniere Energy Partners, L.P. for $369 million. Brookfield maintains a co-controlling interest in a joint venture with Blackstone Infrastructure Partners, which holds an approximate 41% interest in Sabine Pass. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity.
(8)The current and comparative period include a shareholder loan of $500 million receivable from our U.S. gas pipeline.
Disclosure of ownership interest, voting interest, and carrying value of associates
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2020	2019
Balance at beginning of year	$4,967	$4,591
Share of earnings for the year	131	224
Foreign currency translation and other	(245)	(62)
Share of other comprehensive income	7	54
Distributions	(167)	(254)
Disposition of interest(1),(2)	—	(135)
Held for sale(2)	—	(38)
Change in basis of accounting(3)	466	—
Acquisitions(4),(5),(6),(7)	369	587
Balance at end of year(8)	$5,528	$4,967

(1)In June 2019, Brookfield Infrastructure sold its 40% interest in its European port operation to a third party for $135 million.
(2)In July 2020, Brookfield Infrastructure sold its 11% interest in its Texas electricity transmission operation for total consideration, net of tax, of approximately $60 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $20 million. The investment was classified as held for sale effective December 31, 2019.
(3)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Our 49% retained interest was remeasured using the initial public offering price of $466 million. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity. Refer to Note 5, Disposition of Businesses, for further details.
(4)In March 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a Brazilian data center operation, Ascenty Participacoes S.A (“Ascenty”), for approximately $190 million. Brookfield maintains 50% of the voting rights of Ascenty in a joint venture with Digital Realty Trust Inc. Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity. Subsequent to the initial acquisition, Brookfield Infrastructure has made additional injections into the business to fund growth capital expenditures.
(5)In July 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a New Zealand integrated data provider, Vodafone New Zealand (“VNZ”) for approximately $170 million. Brookfield maintains 50% of the voting rights of VNZ in a joint venture with Infratil Limited. Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity.
(6)Brookfield Infrastructure acquired a 13% interest in Ramones II Norte (“Norte”) on October 7, 2019 and an 11% interest in Ramones II Sur (“Sur”) on October 21, 2019, collectively the regulated natural gas transmission business in Mexico (“Los Ramones”), for approximately $140 million. Brookfield maintains 50% of the voting rights in Norte and 45% of the voting rights in Sur. Brookfield Infrastructure has joint control of Los Ramones through its ownership interest and governance rights.
(7)In September 2020, Brookfield Infrastructure, acquired an effective 6% interest in a U.S. LNG export terminal (“Sabine Pass”), Cheniere Energy Partners, L.P. for $369 million. Brookfield maintains a co-controlling interest in a joint venture with Blackstone Infrastructure Partners, which holds an approximate 41% interest in Sabine Pass. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity.
(8)The current and comparative period include a shareholder loan of $500 million receivable from our U.S. gas pipeline.
Disclosure of interests in associates
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2020
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$646	$6,142	$6,788	$487	$4,238	$4,725	$2,063	$1,810	$253
Transport	6-50%	1,266	25,762	27,028	1,959	9,836	11,795	15,233	12,474	2,759
Midstream(1)	20-50%	173	6,392	6,565	249	4,033	4,282	2,283	911	1,372
Data	12-21%	841	13,308	14,149	1,263	6,081	7,344	6,805	5,672	1,133
Corporate	25-50%	22	121	143	14	56	70	73	62	11
Total		$2,948	$51,725	$54,673	$3,972	$24,244	$28,216	$26,457	$20,929	$5,528

(1)The partnership’s share of total net assets include a shareholder loan of $500 million receivable from our U.S. gas pipeline.

		As at December 31, 2019
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$870	$6,499	$7,369	$686	$4,152	$4,838	$2,531	$2,286	$245
Transport	11-50%	1,233	18,327	19,560	1,948	8,444	10,392	9,168	6,770	2,398
Midstream(1)	20-50%	166	5,696	5,862	275	4,013	4,288	1,574	307	1,267
Data	12-21%	912	11,636	12,548	1,042	4,908	5,950	6,598	5,569	1,029
Corporate	25-50%	8	133	141	13	56	69	72	44	28
Total		$3,189	$42,291	$45,480	$3,964	$21,573	$25,537	$19,943	$14,976	$4,967

(1)The partnership’s share of total net assets include a shareholder loan of $500 million receivable from our U.S. gas pipeline.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2020, 2019, and 2018:

	Year ended December 31, 2020
	Total				Net Income Attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,715	$364	$(205)	$159	$50
Transport	4,161	171	(1,419)	(1,248)	(101)
Midstream	767	236	—	236	136
Data	2,245	293	374	667	45
Corporate	9	(15)	(245)	(260)	1
Total	$8,897	$1,049	$(1,495)	$(446)	$131

	Year ended December 31, 2019
	Total				Net Income Attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,046	$354	$26	$380	$57
Transport	3,351	22	364	386	2
Midstream	734	351	(54)	297	184
Data	1,447	(38)	57	19	(9)
Corporate	17	(38)	(156)	(194)	(10)
Total	$6,595	$651	$237	$888	$224

	Year ended December 31, 2018
	Total				Net Income Attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$541	$92	$110	$202	$56
Transport	3,747	(74)	(856)	(930)	(333)
Midstream	739	91	8	99	46
Data	804	64	244	308	74
Corporate	41	(132)	356	224	55
Total	$5,872	$41	$(138)	$(97)	$(102)
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2020, 2019, and 2018:

	Year ended December 31, 2020
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$184	$(697)	$285	$(228)	$(199)	$(29)
Transport	1,189	(1,039)	826	976	843	133
Midstream	378	(314)	(56)	8	3	5
Data	852	(735)	(77)	40	34	6
Corporate	—	—	—	—	—	—
Total	$2,603	$(2,785)	$978	$796	$681	$115

	Year ended December 31, 2019
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$108	$(1,109)	$1,548	$547	$471	$76
Transport	692	(852)	11	(149)	(76)	(73)
Midstream	357	(267)	(95)	(5)	(3)	(2)
Data	531	(2,707)	2,201	25	30	(5)
Corporate	—	—	—	—	—	—
Total	$1,688	$(4,935)	$3,665	$418	$422	$(4)

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$380	$6,189	$(6,716)	$(147)	$(106)	$(41)
Transport	776	(1,018)	369	127	77	50
Midstream	320	(288)	(46)	(14)	(10)	(4)
Data	323	(305)	19	37	29	8
Corporate	7	(7)	—	—	—	—
Total	$1,806	$4,571	$(6,374)	$3	$(10)	$13

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2020
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$646	$6,142	$6,788	$487	$4,238	$4,725	$2,063	$1,810	$253
Transport	6-50%	1,266	25,762	27,028	1,959	9,836	11,795	15,233	12,474	2,759
Midstream(1)	20-50%	173	6,392	6,565	249	4,033	4,282	2,283	911	1,372
Data	12-21%	841	13,308	14,149	1,263	6,081	7,344	6,805	5,672	1,133
Corporate	25-50%	22	121	143	14	56	70	73	62	11
Total		$2,948	$51,725	$54,673	$3,972	$24,244	$28,216	$26,457	$20,929	$5,528

(1)The partnership’s share of total net assets include a shareholder loan of $500 million receivable from our U.S. gas pipeline.

		As at December 31, 2019
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$870	$6,499	$7,369	$686	$4,152	$4,838	$2,531	$2,286	$245
Transport	11-50%	1,233	18,327	19,560	1,948	8,444	10,392	9,168	6,770	2,398
Midstream(1)	20-50%	166	5,696	5,862	275	4,013	4,288	1,574	307	1,267
Data	12-21%	912	11,636	12,548	1,042	4,908	5,950	6,598	5,569	1,029
Corporate	25-50%	8	133	141	13	56	69	72	44	28
Total		$3,189	$42,291	$45,480	$3,964	$21,573	$25,537	$19,943	$14,976	$4,967

(1)The partnership’s share of total net assets include a shareholder loan of $500 million receivable from our U.S. gas pipeline.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2020, 2019, and 2018:

	Year ended December 31, 2020
	Total				Net Income Attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,715	$364	$(205)	$159	$50
Transport	4,161	171	(1,419)	(1,248)	(101)
Midstream	767	236	—	236	136
Data	2,245	293	374	667	45
Corporate	9	(15)	(245)	(260)	1
Total	$8,897	$1,049	$(1,495)	$(446)	$131

	Year ended December 31, 2019
	Total				Net Income Attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,046	$354	$26	$380	$57
Transport	3,351	22	364	386	2
Midstream	734	351	(54)	297	184
Data	1,447	(38)	57	19	(9)
Corporate	17	(38)	(156)	(194)	(10)
Total	$6,595	$651	$237	$888	$224

	Year ended December 31, 2018
	Total				Net Income Attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$541	$92	$110	$202	$56
Transport	3,747	(74)	(856)	(930)	(333)
Midstream	739	91	8	99	46
Data	804	64	244	308	74
Corporate	41	(132)	356	224	55
Total	$5,872	$41	$(138)	$(97)	$(102)
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2020, 2019, and 2018:

	Year ended December 31, 2020
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$184	$(697)	$285	$(228)	$(199)	$(29)
Transport	1,189	(1,039)	826	976	843	133
Midstream	378	(314)	(56)	8	3	5
Data	852	(735)	(77)	40	34	6
Corporate	—	—	—	—	—	—
Total	$2,603	$(2,785)	$978	$796	$681	$115

	Year ended December 31, 2019
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$108	$(1,109)	$1,548	$547	$471	$76
Transport	692	(852)	11	(149)	(76)	(73)
Midstream	357	(267)	(95)	(5)	(3)	(2)
Data	531	(2,707)	2,201	25	30	(5)
Corporate	—	—	—	—	—	—
Total	$1,688	$(4,935)	$3,665	$418	$422	$(4)

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$380	$6,189	$(6,716)	$(147)	$(106)	$(41)
Transport	776	(1,018)	369	127	77	50
Midstream	320	(288)	(46)	(14)	(10)	(4)
Data	323	(305)	19	37	29	8
Corporate	7	(7)	—	—	—	—
Total	$1,806	$4,571	$(6,374)	$3	$(10)	$13